Contents of Significant Accounts - Summary of Disaggregation of Revenue by Product (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Products [Line Items]
Revenue from contracts with customers	$ 148,201,641	$ 151,252,571
Wafer [member]
Disclosure Of Products [Line Items]
Revenue from contracts with customers	142,625,019	142,550,304
Other products [member]
Disclosure Of Products [Line Items]
Revenue from contracts with customers	$ 5,576,622	$ 8,702,267